Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable and Prepaid Expenses [Abstract]
Schedule of accounts receivable and prepaid expenses
	December 31,
	2017	2016
	USD

Government authorities	$66	$22
Prepaid expenses and others	$3,093	$1,985

	$3,159	$2,007